December 16, 2020

VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

Re:  AIM ETF Products Trust (the “Trust”)
       File Nos. 333-235734 and 811-23504

Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent Post-effective Amendment, No. 6, which Amendment has been filed electronically.

If you  have  any  questions  or  comments,  please  feel  free to  contact  the undersigned.

Sincerely,

AIM ETF Products Trust

By:  /s/ Erik Nelson
     ______________________________________________
     Erik Nelson, Secretary

763/765-7453
Erik.Nelson@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individual(s)
and/or entity/entities named above. This information should not be copied, forwarded, or further disseminated.